Premises and Equipment	12 Months Ended
Sep. 30, 2014
Premises and Equipment [Abstract]
Premises and Equipment

Note 7—Premises and Equipment

	September 30,
	2014	2013
	(In thousands)
Land	$179	$179
Buildings and improvements	1,336	1,336
Accumulated depreciation	(669)	(632)
	667	704
Leasehold improvements	2,561	2,526
Accumulated amortization	(1,260)	(1,068)
	1,301	1,458
Furnishings and equipment	2,576	2,388
Accumulated depreciation	(2,130)	(1,987)
	446	401
	$2,593	$2,742